RELATED PARTY TRANSACTIONS	1 Months Ended
Nov. 30, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Class B Ordinary Shares

On November 22, 2021, the Company approved the acquisition by transfer of an aggregate of 2,875,000 Class B ordinary shares (the “Founder Shares”) to the Sponsor for an aggregate purchase price of $25,000 in cash, or approximately $0.009 per share. Such Class B ordinary shares includes an aggregate of up to 375,000 shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment is not exercised in full or in part, so that the Sponsor will collectively own 20% of the Company’s issued and outstanding shares after the Proposed Public Offering (assuming the initial shareholders do not purchase any Public Shares in the Proposed Public Offering and excluding the Placement Units and underlying securities). As at November 30, 2021, the purchase price of the Class B ordinary shares of $25,000 had not yet been received in cash, consequently this amount is recognized as a subscription receivable as a contra-equity account.

The initial shareholders have agreed not to transfer, assign or sell any of the Class B ordinary shares (except to certain permitted transferees as disclosed herein) until, with respect to any of the Class B ordinary shares, the earlier of (i) six months after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, with respect to the remaining any of the Class B ordinary shares, upon six months after the date of the consummation of a Business Combination, or earlier, in each case, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, share exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Promissory Note – Related Party

On November 22, 2021, the Sponsor issued an unsecured promissory note to the Company, pursuant to which the Company may borrow up to an aggregate principal amount of $300,000 to be used for payment of the Company’s formation costs together with costs related to the Proposed Public Offering. The note is non-interest bearing and repayable on the closing of this offering. As of November 30, 2021, the Company had borrowed $105,995 under the promissory note with our sponsor.

Administrative Services Arrangement

The Company’s Sponsor has agreed, commencing from the date that the Company’s securities are first listed on Nasdaq through the earlier of the Company’s consummation of a Business Combination and its liquidation, to make available to the Company certain general and administrative services, including office space, utilities and administrative services, as the Company may require from time to time. The Company has agreed to pay to Evergreen LLC, the Sponsor $10,000 per month for these services during the 18-month period to complete a business combination.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor, initial shareholders, officers, directors or their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company consummates a Business Combination, the Company would repay such loaned amounts, provided that up to $1,500,000 of such loans may be convertible into units of the post Business Combination entity at a price of $10.00 per unit at the option of the lender. The units would be identical to the placement units. In the event that the Business Combination does not close, the Company may use a portion of the working capital held outside the trust account to repay such loaned amounts, but no proceeds from the trust account would be used for such repayment.